SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2019	December 31, 2018
200,000,000 common shares of $0.01 par value each (December 31, 2018: 200,000,000 shares of $0.01 par value each)	2,000	2,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2019	December 31, 2018
119,375,525 common shares of $0.01 par value each (December 31, 2018: 119,373,064 shares of $0.01 par value each)	1,194	1,194

The Company’s common shares are listed on the New York Stock Exchange.

During the six months ended June 30, 2019, the Company issued a total of 2,461 new shares of $0.01 each following the exercise of share options (2018: no new shares were issued). The weighted average exercise price was $12.30 per share.